Equity and Partners' Capital - Limited Partner and General Partner Units Table (Details) - Western Gas Partners, LP [Member] - shares				1 Months Ended				12 Months Ended
		Mar. 03, 2014	[4]	Nov. 30, 2014 [1]	Dec. 31, 2013		May. 31, 2013 [3]	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Capital Unit [Line Items]
Balance								141,192,051	119,717,157
Units issued								498,009	10,913,853
WES LTIP award vestings								8,310	10,403
Balance					119,717,157			142,571,895	141,192,051		119,717,157
Texas Express and Front Range [Member]
Capital Unit [Line Items]
Acquisition									314,786
December 2013 Equity Offering [Member]
Capital Unit [Line Items]
Total units									306,122
125 Million COP [Member]
Capital Unit [Line Items]
Total units									1,156,516
November 2014 Equity Offering [Member]
Capital Unit [Line Items]
Total units									8,773,214
500 Million COP [Member]
Capital Unit [Line Items]
Offering								873,525
Common Units [Member]
Capital Unit [Line Items]
Balance								127,695,130	117,322,812
Offering				8,620,153	4,800,000	[2]	7,015,000
WES LTIP award vestings								8,310	10,291
Balance					117,322,812			128,576,965	127,695,130		117,322,812
Common Units [Member] | Texas Express and Front Range [Member]
Capital Unit [Line Items]
Acquisition		308,490							308,490
Common Units [Member] | December 2013 Equity Offering [Member]
Capital Unit [Line Items]
Offering									300,000
Common Units [Member] | 125 Million COP [Member]
Capital Unit [Line Items]
Offering									1,133,384	[5]	685,735	[6]
Common Units [Member] | November 2014 Equity Offering [Member]
Capital Unit [Line Items]
Offering									8,620,153
Common Units [Member] | 500 Million COP [Member]
Capital Unit [Line Items]
Offering								873,525
Class C Units [Member]
Capital Unit [Line Items]
Balance								10,913,853	0
Units issued								498,009	10,913,853
Balance					0			11,411,862	10,913,853		0
General Partner [Member]
Capital Unit [Line Items]
Balance								2,583,068	2,394,345
Units issued	[7]			153,061	97,959	[2]	143,163
WES LTIP award vestings									112
Balance					2,394,345			2,583,068	2,583,068		2,394,345
General Partner [Member] | Texas Express and Front Range [Member]
Capital Unit [Line Items]
Acquisition									6,296
General Partner [Member] | December 2013 Equity Offering [Member]
Capital Unit [Line Items]
Units issued									6,122
General Partner [Member] | 125 Million COP [Member]
Capital Unit [Line Items]
Units issued	[7]								23,132	[5]	13,996	[6]
General Partner [Member] | November 2014 Equity Offering [Member]
Capital Unit [Line Items]
Units issued									153,061

[1]	Includes the issuance of 1,120,153 WES common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, WES GP elected not to make a corresponding capital contribution to maintain its 2.0% interest in WES.
[2]	Includes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including WES GP’s proportionate capital contribution) were $18.1 million.
[3]	Includes the issuance of 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option.
[4]	WES acquired a 20% interest in each of TEG and TEP and a 33.33% interest in FRP from Anadarko. These assets gather and transport NGLs primarily from the Anadarko and Denver-Julesburg (“DJ”) Basins. The interests in these entities are accounted for under the equity method of accounting. In connection with the issuance of WES common units, WES issued 6,296 general partner units to WES GP in exchange for WES GP’s proportionate capital contribution of $0.4 million.
[5]	Represents common and general partner units of WES issued during the year ended December 31, 2014, under the $125.0 million COP. Gross proceeds generated (including WES GP’s proportionate capital contributions) during the year ended December 31, 2014, were $85.0 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2014. As of December 31, 2014, WES had used all the capacity to issue common units under this registration statement.
[6]	Represents common and general partner units of WES issued during the year ended December 31, 2013, pursuant to WES’s registration statement filed with the SEC in August 2012 authorizing the issuance of up to an aggregate of $125.0 million of WES common units (the “$125.0 million COP”). Gross proceeds generated (including WES GP’s proportionate capital contributions) during the year ended December 31, 2013, were $42.6 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2013.
[7]	Represents general partner units of WES issued to WES GP in exchange for WES GP’s proportionate capital contribution.